Document and Entity Information	Apr. 01, 2025
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0002035644
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	Range Capital Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-42448
Entity Address, Address Line One	44 Main Street
Entity Address, City or Town	Cold Spring Harbor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11724
City Area Code	(631)
Local Phone Number	246-0360
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Ordinary Share and one Right
Trading Symbol	RANGU
Security Exchange Name	NASDAQ
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	RANG
Security Exchange Name	NASDAQ
Stock Appreciation Rights (SARs) [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, each Right to acquire one-tenth (1/10) of one Ordinary Share
Trading Symbol	RANGR
Security Exchange Name	NASDAQ